Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Accounts Payable Abstract
Employees and payroll accruals	$ 603	$ 96
Accrued expenses	302	235
Other accounts payable	$ 905	$ 331